Related party transactions - Pension plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Pension plans
Disclosure of transactions between related parties [line items]
Professional fees	£ 0	£ 3	£ 14